Document And Entity Information	May 09, 2022
Document Information [Line Items]
Entity Registrant Name	ASURE SOFTWARE, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000884144
Document Period End Date	May 09, 2022
Entity Emerging Growth Company	false
Entity File Number	1-34522
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	74-2415696
Entity Address, Address Line One	3700 N. Capital of Texas Hwy #350
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
Local Phone Number	437-2700
City Area Code	512
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Series A Preferred Stock
Document Information [Line Items]
Trading Symbol	N/A
Title of 12(b) Security	Series A Junior Participating Preferred Share Purchase Rights
Common Stock [Member]
Document Information [Line Items]
Trading Symbol	ASUR
Title of 12(b) Security	Common Stock, $0.01 par value
Security Exchange Name	NASDAQ